Capital Management and Solvency - Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio (Parenthetical) (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of capital management and solvency [line items]
Senior debt for the gross financial leverage	[1]	€ 1,389	€ 1,507
Currency swap contract [member]
Disclosure of capital management and solvency [line items]
Senior debt for the gross financial leverage		€ (7)	€ (26)

[1]	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR (7) million (2024: EUR (26) million).